Exhibit 99.4

Rebuttal Findings 06.22.2026

Seller:

Deal ID:

Total Loan Count: 864

Loans by Grade in Population
Loan Grade	Count	Percentage
1	765	88.54%
2	36	4.17%
3	63	7.29%

Trade Summary
Loan Status	Count	Percentage
Review Complete	801	92.71%
In Rebuttal	63	7.29%

				Initial Findings Grade				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	4	3	2	1
4	12	12	12	0	12	0	0	0	0	0	0
3	196	196	196	0	133	63	0	0	63	0	0
2	12	12	12	0	12	0	0	0	0	36	0
1	644	4	4	0	4	0	0	0	0	0	765

		Initial Finding Grade				Final Finding Grade
Exceptions	Count	3	4	2	1	3	4	2	1
Compliance	68	68	0	0	0	0	0	37	31
NC rate spread home loan test -	37	37	0	0	0	0	0	37	0
CT nonprime home loan test -	15	15	0	0	0	0	0	0	15
High cost mortgage Points and Fees -	16	16	0	0	0	0	0	0	16
Credit	65	37	12	12	4	0	0	0	65
DTI Mismatch	19	8	6	3	1	0	0	0	18
Undisclosed Lien	14	6	5	0	0	0	0	0	11
Closing date mismatch	9	5	0	5	0	0	0	0	10
Hard Knockouts	8	7	0	1	1	0	0	0	9
Heloc Agreement	5	6	1	0	0	0	0	0	7
Delinquent Tax	4	3	0	2	0	0	0	0	5
Deed of Trust	2	2	0	0	0	0	0	0	2
Paystub missing	2	0	0	0	1	0	0	0	1
CLTV Mismatch	1	0	0	1	0	0	0	0	1
No Credit Findings	1	0	0	0	1	0	0	0	1
Valuation	115	115	0	0	19	0		0	0
Appraisal - Value is not supported within a 10% variance	85	85	0	0	0	61		0	24
The secondary valuation document is missing in the package	30	30	0	0	0	2		0	28